UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1. Schedule of Investments

GE S&S Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2013 (Unaudited)

Bonds and Notes—98.6% †		Principal Amount	Fair Value
U.S. Treasuries—13.2%
U.S. Treasury Bonds
2.88%	05/15/43	$58,790	$52,029
3.13%	02/15/43	57,251	53,440	(g)
4.50%	02/15/36	94,299	112,290	(g)
U.S. Treasury Notes
0.34%	05/31/15	53,313	53,219	(c,g)
0.92%	01/31/17	2,945	2,941	(c,g)
1.34%	04/30/18	82,276	79,512	(c,g)
1.36%	05/31/18	6,684	6,569	(c)
2.00%	02/15/23	1,187	1,142	(g)
			361,142
Agency Mortgage Backed—30.2%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	16,223	15,765	(g)
4.50%	06/01/33 - 02/01/35	282	298	(g)
5.00%	07/01/35 - 06/01/41	14,182	15,703	(g)
5.50%	05/01/20 - 04/01/39	5,656	6,173	(g)
6.00%	04/01/17 - 11/01/37	9,640	10,671	(g)
6.50%	07/01/29	34	39	(g)
7.00%	10/01/16 - 08/01/36	1,353	1,556	(g)
7.50%	01/01/28 - 09/01/33	72	80	(g)
8.00%	11/01/30	9	11	(g)
8.50%	04/01/30	16	19	(g)
9.00%	05/01/16 - 11/01/16	52	55	(g)
Federal National Mortgage Assoc.
2.35%	04/01/37	20	21	(h)
3.00%	01/01/43 - 06/01/43	128,931	126,153	(g)
3.50%	11/01/42 - 06/01/43	106,226	108,078	(g)
4.00%	05/01/19 - 12/01/41	37,514	39,138	(g)
4.50%	05/01/18 - 04/01/41	95,360	101,009	(g)
5.00%	07/01/20 - 06/01/41	26,771	29,589	(g)
5.50%	01/01/14 - 01/01/39	37,694	41,117	(g)
6.00%	02/01/14 - 08/01/35	14,801	16,494	(g)
6.50%	01/01/14 - 08/01/36	2,551	2,835	(g)
7.00%	10/01/16 - 02/01/34	272	297	(g)
7.50%	09/01/13 - 03/01/34	926	1,052	(g)
8.00%	11/01/14 - 01/01/33	326	366	(g)
8.50%	04/01/30	49	59	(g)
9.00%	08/01/14 - 12/01/22	342	381	(g)
3.50%	TBA	10,400	10,832	(b)
4.00%	TBA	6,455	6,710	(b)
4.50%	TBA	17,920	18,932	(b)
5.00%	TBA	47,132	50,636	(b)
6.00%	TBA	60,020	65,272	(b)
6.50%	TBA	6,768	7,508	(b)
Government National Mortgage Assoc.
1.63%	11/20/21 - 10/20/25	18	18	(g,h)
1.75%	05/20/21 - 09/20/24	15	15	(g,h)
4.00%	01/20/41	22,360	23,598
4.50%	08/15/33 - 03/20/41	20,796	22,393	(g)

5.00%	08/15/33	815	880	(g)
6.00%	04/15/27 - 09/15/36	2,157	2,429	(g)
6.50%	04/15/19 - 09/15/36	2,062	2,313	(g)
7.00%	03/15/26 - 10/15/36	1,067	1,220	(g)
7.50%	11/15/22 - 11/15/31	362	394	(g)
8.00%	11/15/29 - 06/15/30	4	4	(g)
8.50%	10/15/17	170	181	(g)
9.00%	11/15/16 - 12/15/21	573	620	(g)
3.00%	TBA	23,555	23,286	(b)
3.50%	TBA	30,784	31,582	(b)
4.00%	TBA	21,345	22,372	(b)
5.00%	TBA	12,587	13,574	(b)
5.50%	TBA	1,900	2,068	(b)
			823,796
Agency Collateralized Mortgage Obligations—1.2%
Collateralized Mortgage Obligation Trust
0.14%	11/01/18	78	77	(c,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	11,771	108	(f,g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	40,957	5,239	(f,k)
4.50%	02/15/18 - 03/15/18	737	33	(f,g,k)
5.00%	05/15/18 - 02/15/38	1,207	63	(f,g,k)
5.50%	06/15/33	922	139	(f,g,k)
6.41%	08/15/25	5,645	706	(f,h)
7.50%	07/15/27	29	6	(f,g,k)
8.00%	04/15/20	53	58	(g)
Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	21	19	(c,e,g)
8.00%	02/01/23	35	6	(f,g,k)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	80	78	(c,e,g)
1.23%	12/25/42	1,808	62	(f,g,h)
3.50%	08/25/42 - 09/25/42	28,661	4,170	(f,k)
4.00%	03/25/43	18,634	2,552	(f,k)
5.00%	08/25/17 - 09/25/40	10,260	1,012	(f,g,k)
5.81%	07/25/38	2,322	283	(f,h)
5.86%	11/25/40	30,066	5,792	(f,h)
7.31%	05/25/18	357	36	(f,g,h)
8.00%	05/25/22	—	3	(f,g,k)
Federal National Mortgage Assoc. STRIPS
1.83%	12/01/34	1,016	946	(c,e,g)
4.50%	08/01/35 - 01/01/36	2,582	323	(f,g,k)
5.00%	03/25/38 - 05/25/38	1,557	177	(f,k)
5.50%	12/01/33	334	50	(f,g,k)
6.00%	01/01/35	1,298	216	(f,g,k)
7.50%	11/01/23	330	57	(f,g,k)
8.00%	08/01/23 - 07/01/24	153	29	(f,g,k)
8.50%	03/01/17 - 05/25/22	280	38	(f,g,k)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	17,095	1,706	(f,k)
5.00%	12/20/35 - 09/20/38	12,347	1,082	(f,k)
5.96%	05/20/40	9,595	1,588	(f,h)
5.98%	05/20/40	17,008	2,827	(f,h)
6.41%	12/20/39	15,443	2,472	(f,h)
			31,953

Asset Backed—0.4%
Capital One Multi-Asset Execution Trust
1.07%	01/15/19	1,000	984	(c,h)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,579	1,623	(g)
Countrywide Asset-Backed Certificates
0.86%	05/25/36	444	442	(c,h)
Ford Credit Auto Lease Trust
1.28%	06/15/16	1,250	1,234	(g)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,016	(a,g)
5.02%	02/25/15	3,800	3,866	(a)
Irwin Home Equity Corp.
6.96%	02/25/36	290	170	(c,g,h)
			10,335
Corporate Notes—44.5%
AAR Corp.
7.25%	01/15/22	3,216	3,449	(a,g)
ABB Finance USA Inc.
1.63%	05/08/17	3,213	3,192	(g)
AbbVie Inc.
1.20%	11/06/15	4,423	4,428	(a,g)
1.75%	11/06/17	2,949	2,889	(a,g)
2.00%	11/06/18	3,992	3,871	(a,g)
2.90%	11/06/22	1,941	1,815	(a,g)
AES Corp.
4.88%	05/15/23	2,577	2,403
8.00%	10/15/17	2,771	3,117	(g)
AES Panama S.A.
6.35%	12/21/16	2,181	2,354	(a,g)
Agilent Technologies Inc.
5.50%	09/14/15	2,995	3,268	(g)
Agrium Inc.
3.50%	06/01/23	3,358	3,230
4.90%	06/01/43	5,037	4,760
Alliance One International Inc.
10.00%	07/15/16	6,566	6,714	(g)
Altria Group Inc.
2.95%	05/02/23	1,681	1,557	(g)
4.50%	05/02/43	1,681	1,495	(g)
Amazon.com Inc.
1.20%	11/29/17	2,946	2,849	(g)
2.50%	11/29/22	3,296	2,992	(g)
America Movil SAB de C.V.
2.38%	09/08/16	10,027	10,159	(g)
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250	2,287
7.75%	11/15/19	652	716
American Express Co.
1.55%	05/22/18	5,052	4,905
American Honda Finance Corp.
1.60%	02/16/18	3,218	3,164	(a)
American International Group Inc.
4.88%	06/01/22	3,687	3,930	(g)
American Tower Corp. (REIT)
3.50%	01/31/23	1,637	1,499

American Tower Trust I (REIT)
1.55%	03/15/43	5,061	4,973	(a,g)
Amgen Inc.
5.38%	05/15/43	2,300	2,379	(g)
5.65%	06/15/42	2,181	2,327
Amkor Technology Inc.
6.38%	10/01/22	1,295	1,269	(a)
Amsted Industries Inc.
8.13%	03/15/18	1,721	1,816	(a,g)
Anadarko Petroleum Corp.
6.20%	03/15/40	3,482	3,907
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	5,471	5,133	(g)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,927	2,733
5.38%	11/15/14	2,135	2,266	(g)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720	1,506
Arizona Public Service Co.
6.25%	08/01/16	2,339	2,684	(g)
Ascension Health Inc.
4.85%	11/15/53	2,608	2,608
Ashland Inc.
3.00%	03/15/16	3,214	3,230	(a)
3.88%	04/15/18	3,051	3,021	(a)
AT&T Inc.
0.84%	02/13/15	2,962	2,964	(c,g)
2.95%	05/15/16	4,148	4,335	(g)
4.35%	06/15/45	6,238	5,427
Atlas Pipeline Finance Corp.
4.75%	11/15/21	1,287	1,158	(a)
Autodesk Inc.
1.95%	12/15/17	3,175	3,098
Ball Corp.
4.00%	11/15/23	3,218	2,977
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	900	900	(a)
Banco del Estado de Chile
2.00%	11/09/17	1,230	1,172	(a)
2.00%	11/09/17	1,000	953
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700	695	(a)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	2,750	2,784	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150	156	(a,h)
Bank of America Corp.
2.00%	01/11/18	4,431	4,292	(g)
3.30%	01/11/23	7,280	6,881	(g)
3.88%	03/22/17	3,376	3,536	(g)
5.75%	12/01/17	4,460	4,957	(g)
Barclays Bank PLC
2.25%	05/10/17	8,801	9,029	(a,g)
Barrick Gold Corp.
2.50%	05/01/18	3,362	3,017	(a)
4.10%	05/01/23	3,390	2,832	(a)

Baxter International Inc.
1.85%	06/15/18	2,717	2,695
3.20%	06/15/23	3,216	3,155
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	2,406	2,328	(g)
Berkshire Hathaway Inc.
1.55%	02/09/18	3,373	3,305
4.50%	02/11/43	3,373	3,205
Bombardier Inc.
4.25%	01/15/16	1,936	1,980	(a)
5.75%	03/15/22	336	333	(a,g)
7.75%	03/15/20	2,094	2,324	(a,g)
BP Capital Markets PLC
1.38%	05/10/18	5,065	4,882
2.25%	11/01/16	1,193	1,222	(g)
2.50%	11/06/22	7,087	6,458	(g)
2.75%	05/10/23	3,376	3,122
Brocade Communications Systems Inc.
4.63%	01/15/23	3,217	3,024	(a)
Caixa Economica Federal
2.38%	11/06/17	3,250	2,998
Calpine Corp.
7.25%	10/15/17	3,156	3,290	(a,g)
Cardinal Health Inc.
3.20%	03/15/23	2,358	2,201	(g)
Cargill Inc.
6.00%	11/27/17	1,749	2,036	(a,g)
Carnival Corp.
1.20%	02/05/16	3,366	3,342	(g)
Case New Holland Inc.
7.88%	12/01/17	1,598	1,810	(g)
Caterpillar Financial Services Corp.
1.25%	11/06/17	2,058	2,006
Caterpillar Inc.
1.50%	06/26/17	3,498	3,463	(g)
Catholic Health Initiatives
2.95%	11/01/22	1,611	1,506
4.35%	11/01/42	1,029	937
CCO Holdings LLC
8.13%	04/30/20	2,729	2,981	(g)
Cedar Fair LP
5.25%	03/15/21	1,284	1,233	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,923	(a,g)
Cequel Capital Corp.
5.13%	12/15/21	3,208	3,016	(a)
CF Industries Inc.
4.95%	06/01/43	2,019	1,917
Chesapeake Energy Corp.
3.25%	03/15/16	3,205	3,189
Cigna Corp.
2.75%	11/15/16	2,913	3,023
4.00%	02/15/22	4,698	4,823	(g)
5.38%	02/15/42	1,814	1,934
Cincinnati Bell Inc.
8.25%	10/15/17	2,807	2,926	(g)

Citigroup Inc.
1.25%	01/15/16	3,215	3,177
1.75%	05/01/18	3,366	3,219	(g)
3.50%	05/15/23	4,051	3,638
5.00%	09/15/14	5,373	5,584	(g)
6.13%	08/25/36	2,674	2,618	(g)
CityCenter Holdings LLC
7.63%	01/15/16	6,061	6,394	(g)
Cliffs Natural Resources Inc.
4.88%	04/01/21	3,283	2,975
CNA Financial Corp.
5.88%	08/15/20	2,898	3,280
CNH Capital LLC
3.88%	11/01/15	1,928	1,938
CNOOC Finance 2013 Ltd.
1.13%	05/09/16	1,000	984
1.75%	05/09/18	1,801	1,723
3.00%	05/09/23	1,287	1,163
4.25%	05/09/43	1,042	874
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600	617	(a)
Cogeco Cable Inc.
4.88%	05/01/20	3,215	3,127	(a)
Columbus International Inc.
11.50%	11/20/14	600	647	(a)
Comcast Corp.
4.25%	01/15/33	1,608	1,539
4.50%	01/15/43	2,628	2,509
Comision Federal de Electricidad
4.88%	05/26/21	600	614	(a)
Commonwealth Bank of Australia
1.07%	01/13/17	4,706	4,668	(a,c)
ConAgra Foods Inc.
1.90%	01/25/18	3,307	3,251
Concho Resources Inc.
5.50%	04/01/23	1,924	1,895
Constellation Brands Inc.
3.75%	05/01/21	1,286	1,204
7.25%	09/01/16	3,211	3,648	(g)
Corp Andina de Fomento
4.38%	06/15/22	2,931	2,985
Corp Lindley S.A.
4.63%	04/12/23	1,153	1,118	(a)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	1,432	1,187	(a)
5.63%	09/21/35	554	564	(a,g)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	4,890	4,513	(a)
COX Communications Inc.
2.95%	06/30/23	4,207	3,827	(a)
3.25%	12/15/22	1,355	1,275	(a)
4.70%	12/15/42	737	654	(a)
Credit Suisse AG
2.60%	05/27/16	3,681	3,831	(a)
Crown Castle Towers LLC
6.11%	01/15/20	1,361	1,562	(a,g)
CST Brands Inc.
5.00%	05/01/23	3,216	3,136	(a)

Daimler Finance North America LLC
1.88%	01/11/18	2,991	2,919	(a)
DaVita Healthcare Partners Inc.
5.75%	08/15/22	1,087	1,084
6.38%	11/01/18	2,660	2,776	(g)
DCP Midstream Operating LP
2.50%	12/01/17	2,289	2,259
3.88%	03/15/23	5,062	4,748	(g)
DDR Corp. (REIT)
4.63%	07/15/22	3,726	3,765	(g)
Delphi Corp.
5.00%	02/15/23	1,286	1,321
Denbury Resources Inc.
4.63%	07/15/23	6,717	6,196	(g)
6.38%	08/15/21	2,251	2,364	(g)
8.25%	02/15/20	1,663	1,796	(g)
DENTSPLY International Inc.
2.75%	08/15/16	2,698	2,770	(g)
4.13%	08/15/21	2,793	2,836	(g)
Deutsche Bank AG
4.30%	05/24/28	6,716	6,201	(h)
Development Bank of Kazakhstan JSC
4.13%	12/10/22	800	712	(a)
Diageo Capital PLC
1.13%	04/29/18	3,366	3,234	(g)
1.50%	05/11/17	4,082	4,045	(g)
2.63%	04/29/23	2,693	2,505	(g)
Diageo Investment Corp.
2.88%	05/11/22	5,105	4,929	(g)
DigitalGlobe Inc.
5.25%	02/01/21	3,218	3,089	(a)
DIRECTV Financing company Inc.
3.80%	03/15/22	4,210	4,044
DIRECTV Holdings LLC
5.15%	03/15/42	3,559	3,175
Discovery Communications LLC
3.25%	04/01/23	1,687	1,582
4.88%	04/01/43	844	780
4.95%	05/15/42	1,010	946
Dominion Resources Inc.
1.95%	08/15/16	3,151	3,214	(g)
DPL Inc.
7.25%	10/15/21	967	1,001
DR Horton Inc.
4.38%	09/15/22	2,209	2,099
Duke Energy Corp.
1.63%	08/15/17	2,920	2,866
3.05%	08/15/22	5,039	4,796	(g)
Eagle Spinco Inc.
4.63%	02/15/21	1,277	1,226	(a)
Eastman Chemical Co.
2.40%	06/01/17	7,529	7,542	(g)
eBay Inc.
1.35%	07/15/17	2,028	1,993
2.60%	07/15/22	2,199	2,049
4.00%	07/15/42	1,738	1,474
Ecopetrol S.A.
7.63%	07/23/19	1,108	1,310

EDC Finance Ltd.
4.88%	04/17/20	1,100	1,007	(a)
EMC Corp.
1.88%	06/01/18	3,359	3,320
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	534	553	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	350	342	(a)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,174	(g)
Energy Transfer Partners LP
3.60%	02/01/23	6,703	6,273	(g)
6.50%	02/01/42	2,729	2,910	(g)
Enterprise Products Operating LLC
4.45%	02/15/43	1,950	1,731
Equinix Inc.
4.88%	04/01/20	751	736
5.38%	04/01/23	751	736
Erickson Air-Crane Inc.
8.25%	05/01/20	3,216	3,128	(a)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000	990	(a,g)
European Investment Bank
0.41%	12/15/14	5,135	5,170	(c,g)
4.88%	01/17/17	6,925	7,804	(g)
Exelon Corp.
4.90%	06/15/15	3,716	3,977	(g)
Export Credit Bank of Turkey
5.38%	11/04/16	3,400	3,532	(a)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	1,200	1,201
Express Scripts Holding Co.
2.65%	02/15/17	4,626	4,710	(g)
3.13%	05/15/16	8,109	8,432	(g)
Flextronics International Ltd.
4.63%	02/15/20	1,285	1,246	(a)
Florida Power & Light Co.
4.13%	02/01/42	1,675	1,578	(g)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	1,279	1,292	(a)
Fomento Economico Mexicano SAB de C.V.
2.88%	05/10/23	1,868	1,691	(g)
4.38%	05/10/43	1,868	1,626	(g)
Ford Motor Co.
4.75%	01/15/43	1,350	1,187	(g)
Ford Motor Credit Company LLC
1.70%	05/09/16	5,524	5,434	(g)
3.00%	06/12/17	4,657	4,667	(g)
Forest Oil Corp.
7.25%	06/15/19	2,660	2,500	(g)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	4,803	4,568	(a,g)
5.45%	03/15/43	4,205	3,708	(a,g)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481	2,605	(a,g)
Frontier Communications Corp.
7.13%	03/15/19	2,617	2,754	(g)

Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	1,100	990	(a)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	1,601	1,732	(a)
General Motors Financial Company Inc.
2.75%	05/15/16	3,218	3,166	(a)
Genworth Financial Inc.
7.70%	06/15/20	1,519	1,740	(g)
GeoPark Latin America Limited Agencia en Chile
7.50%	02/11/20	400	410	(a)
Georgian Railway JSC
7.75%	07/11/22	600	648	(a)
Glencore Funding LLC
2.50%	01/15/19	4,879	4,414	(a)
4.13%	05/30/23	1,682	1,500	(a)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	734	(a,i)
Goldman Sachs Capital I
6.35%	02/15/34	1,532	1,472
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,150	(g)
GTL Trade Finance Inc.
7.25%	10/20/17	2,925	3,159	(g)
GXS Worldwide Inc.
9.75%	06/15/15	2,247	2,289	(g)
Hanesbrands Inc.
6.38%	12/15/20	2,526	2,693	(g)
Hartford Financial Services Group Inc.
6.63%	03/30/40	2,131	2,533
Hawk Acquisition Sub Inc.
4.25%	10/15/20	3,203	3,063	(a)
HCA Inc.
6.50%	02/15/20	2,218	2,400	(g)
Heineken N.V.
1.40%	10/01/17	4,249	4,128	(a)
Hexion US Finance Corp.
6.63%	04/15/20	3,863	3,853	(a)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	4,213	3,864	(g)
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756	2,921
Huntsman International LLC
4.88%	11/15/20	3,205	3,165
Hyundai Capital America
1.63%	10/02/15	2,930	2,921	(a)
2.13%	10/02/17	1,488	1,439	(a)
iGATE Corp.
9.00%	05/01/16	3,215	3,344
Imperial Tobacco Finance PLC
2.05%	02/11/18	2,909	2,860	(a)
3.50%	02/11/23	2,015	1,894	(a)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	3,000	3,045	(h)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	1,737	1,714	(a)
4.25%	06/15/23	2,432	2,417	(a)
5.75%	06/15/43	1,390	1,413	(a)

Ingles Markets Inc.
5.75%	06/15/23	6,409	6,329	(a)
Instituto Costarricense de Electricidad
6.38%	05/15/43	412	373	(a)
6.95%	11/10/21	800	842	(a)
Intel Corp.
1.35%	12/15/17	2,948	2,885
Invesco Finance PLC
3.13%	11/30/22	4,673	4,359
Jaguar Land Rover Automotive PLC
5.63%	02/01/23	1,900	1,843	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	962	1,010	(a)
Jefferies Group Inc.
5.13%	01/20/23	1,378	1,367	(g)
6.50%	01/20/43	1,123	1,075	(g)
John Deere Capital Corp.
3.15%	10/15/21	2,681	2,654	(g)
JPMorgan Chase & Co.
3.20%	01/25/23	6,742	6,400	(g)
3.38%	05/01/23	3,366	3,134
5.15%	12/31/49	3,367	3,207	(h)
KazAgro National Management Holding JSC
4.63%	05/24/23	600	552	(a)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	648	(a,g)
KazMunayGas National Company JSC
9.13%	07/02/18	500	599	(a)
KFW
2.00%	10/04/22	9,825	9,220	(g)
4.50%	07/16/18	2,938	3,337	(g)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	2,356	2,208	(g)
5.00%	08/15/42	835	788	(g)
Kinross Gold Corp.
6.88%	09/01/41	1,979	1,868	(g)
Korea National Oil Corp.
2.88%	11/09/15	3,961	4,050	(a,g)
3.13%	04/03/17	3,058	3,075	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	2,972	3,004	(g)
2.25%	06/05/17	3,059	3,080	(g)
5.00%	06/04/42	2,600	2,633	(g)
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	5,599	5,991	(g)
Lear Corp.
4.75%	01/15/23	3,214	3,053	(a)
LeasePlan Corp N.V.
2.50%	05/16/18	5,064	4,880	(a)
Levi Strauss & Co.
7.63%	05/15/20	2,633	2,844	(g)
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477	3,360	(a)
6.50%	05/01/42	1,986	2,125	(a)
Linn Energy LLC
6.25%	11/01/19	3,552	3,383	(a)
8.63%	04/15/20	2,192	2,302	(g)

Listrindo Capital BV
6.95%	02/21/19	700	714	(a)
LyondellBasell Industries N.V.
6.00%	11/15/21	2,560	2,877
Majapahit Holding BV
7.25%	06/28/17	3,100	3,418	(a)
7.75%	10/17/16	2,675	2,963	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325	1,181	(g)
Merck & Company Inc.
1.30%	05/18/18	2,359	2,288	(g)
2.80%	05/18/23	5,052	4,780	(g)
4.15%	05/18/43	2,022	1,926	(g)
MetroPCS Wireless Inc.
6.25%	04/01/21	1,946	1,980	(a)
Mexichem SAB de C.V.
6.75%	09/19/42	700	686	(a)
Microsoft Corp.
2.38%	05/01/23	6,735	6,233	(g)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,591	(g)
Morgan Stanley
2.13%	04/25/18	1,852	1,772	(g)
3.75%	02/25/23	5,317	5,085	(g)
4.75%	03/22/17	2,159	2,290	(g)
4.88%	11/01/22	4,416	4,363	(g)
5.55%	04/27/17	6,729	7,279	(g)
Murphy Oil Corp.
3.70%	12/01/22	2,440	2,263	(g)
Mylan Inc.
2.60%	06/24/18	8,089	7,973	(a)
7.88%	07/15/20	2,928	3,379	(a,g)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,812	(a)
National Australia Bank Ltd.
3.00%	01/20/23	4,726	4,433
Nationwide Financial Services Inc.
5.38%	03/25/21	3,322	3,616	(a)
NCL Corp Ltd.
5.00%	02/15/18	1,788	1,752	(a)
Newfield Exploration Co.
5.63%	07/01/24	2,566	2,489	(g)
5.75%	01/30/22	2,660	2,633	(g)
News America Inc.
6.65%	11/15/37	1,846	2,124	(g)
Nexen Inc.
6.40%	05/15/37	3,855	4,190	(g)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770	5,943	(g)
Nisource Finance Corp.
3.85%	02/15/23	3,233	3,137	(g)
4.80%	02/15/44	1,685	1,526	(g)
Noble Holding International Ltd.
5.25%	03/15/42	3,706	3,319	(g)
Nomura Holdings Inc.
2.00%	09/13/16	4,049	4,004	(g)
Nordea Bank AB
1.63%	05/15/18	5,064	4,897	(a)

Northeast Utilities
1.45%	05/01/18	3,371	3,272	(g)
Northrop Grumman Corp.
1.75%	06/01/18	5,037	4,886	(g)
4.75%	06/01/43	1,679	1,605	(g)
Novartis Capital Corp.
2.40%	09/21/22	3,517	3,305	(g)
NYSE Euronext
2.00%	10/05/17	4,423	4,399
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	1,550	1,566	(a)
Odebrecht Finance Ltd.
4.38%	04/25/25	1,000	895	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	545	568	(g)
Omnicom Group Inc.
3.63%	05/01/22	4,044	3,900	(g)
Oracle Corp.
1.20%	10/15/17	4,836	4,697	(g)
Pacific Gas & Electric Co.
6.05%	03/01/34	2,619	3,054	(g)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	1,200	1,134	(a)
PacifiCorp
6.25%	10/15/37	1,169	1,422	(g)
Peabody Energy Corp.
6.25%	11/15/21	1,313	1,267	(g)
Penerbangan Malaysia Bhd
5.63%	03/15/16	480	530
Petrobras Global Finance BV
3.00%	01/15/19	3,367	3,128	(g)
4.38%	05/20/23	3,291	3,019	(g)
Petrobras International Finance Co.
3.50%	02/06/17	4,719	4,698	(g)
3.88%	01/27/16	1,175	1,209	(g)
Petroleos Mexicanos
3.50%	01/30/23	3,446	3,179	(a)
5.50%	01/21/21 - 06/27/44	1,861	1,886
6.00%	03/05/20	1,190	1,309	(g)
6.50%	06/02/41	530	547
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	2,513	2,638
Petronas Capital Ltd.
5.25%	08/12/19	1,825	1,993	(a)
7.88%	05/22/22	300	379	(a)
Pfizer Inc.
3.00%	06/15/23	3,358	3,257	(g)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,083	(g)
4.13%	03/04/43	1,682	1,494	(g)
Plains Exploration & Production Co.
6.50%	11/15/20	1,621	1,719	(g)
PNC Bank NA
2.95%	01/30/23	6,437	5,938	(g)
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	800	968	(a)

Prudential Financial Inc.
5.20%	03/15/44	1,729	1,634	(h)
5.63%	05/12/41	1,523	1,582	(g)
5.63%	06/15/43	2,802	2,746	(h)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064	4,689	(g)
QBE Insurance Group Ltd.
2.40%	05/01/18	2,522	2,472	(a)
Range Resources Corp.
5.75%	06/01/21	2,660	2,740	(g)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	3,677	3,778
Revlon Consumer Products Corp.
5.75%	02/15/21	1,285	1,253	(a)
Rockies Express Pipeline LLC
3.90%	04/15/15	2,595	2,569	(a)
Roper Industries Inc.
2.05%	10/01/18	5,033	4,936	(g)
Rowan Companies Inc.
5.40%	12/01/42	1,975	1,790	(g)
Royal Bank of Canada
1.20%	09/19/18	5,587	5,451	(g)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	3,315	3,683	(g)
RSI Home Products Inc.
6.88%	03/01/18	3,211	3,283	(a)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	3,050	3,416	(a)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	2,575	2,730
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857	1,801	(a)
Sanofi
1.25%	04/10/18	4,000	3,874	(g)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	2,575	2,664	(a)
SCF Capital Ltd.
5.38%	10/27/17	3,200	3,104	(a)
Schlumberger Investment S.A.
2.40%	08/01/22	4,380	4,064	(a)
Seagate HDD Cayman
4.75%	06/01/23	2,566	2,393	(a)
7.00%	11/01/21	336	360
Sealed Air Corp.
5.25%	04/01/23	1,419	1,380	(a)
Service Corporation International
4.50%	11/15/20	3,513	3,372
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	1,300	1,282	(a)
Sinopec Capital 2013 Ltd.
1.25%	04/24/16	1,000	989	(a)
1.88%	04/24/18	1,000	960	(a)
3.13%	04/24/23	4,379	3,938	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	3,160	3,177	(a)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466	3,362	(a)

Standard Chartered PLC
3.95%	01/11/23	3,212	2,988	(a)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	2,021	1,937	(a)
3.13%	05/22/23	600	556	(a)
4.38%	05/22/43	3,502	3,146	(a,g)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	3,200	3,288
SunTrust Bank
2.75%	05/01/23	5,074	4,669	(g)
Talisman Energy Inc.
6.25%	02/01/38	3,032	3,256	(g)
Targa Resources Partners Finance Corp.
4.25%	11/15/23	1,931	1,723	(a,g)
Teck Resources Ltd.
5.40%	02/01/43	2,524	2,210	(g)
Telefonica Emisiones SAU
3.19%	04/27/18	2,319	2,246	(g)
4.57%	04/27/23	1,710	1,637	(g)
Texas Instruments Inc.
2.25%	05/01/23	5,058	4,545	(g)
Textron Inc.
6.20%	03/15/15	2,998	3,227	(g)
The Allstate Corp.
3.15%	06/15/23	1,680	1,631
4.50%	06/15/43	1,176	1,159
The Bank of New York Mellon Corp.
4.50%	12/31/49	5,176	4,865	(h)
The Coca-Cola Co.
3.30%	09/01/21	3,279	3,352
The Gap Inc.
5.95%	04/12/21	2,060	2,278
The Goldman Sachs Group Inc.
1.60%	11/23/15	1,931	1,935
2.38%	01/22/18	4,023	3,950	(g)
3.63%	01/22/23	6,013	5,753
6.75%	10/01/37	3,225	3,304
The Hertz Corp.
4.25%	04/01/18	2,236	2,180	(a)
The Korea Development Bank
3.25%	03/09/16	2,799	2,886	(g)
4.00%	09/09/16	1,627	1,722	(g)
The McClatchy Co.
9.00%	12/15/22	3,290	3,455	(a)
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,612	(g)
The Williams Companies Inc.
3.70%	01/15/23	6,010	5,584	(g)
Time Warner Cable Inc.
4.50%	09/15/42	2,109	1,635	(g)
TJX Companies Inc.
2.50%	05/15/23	3,362	3,116	(g)
Tops Holding Corp.
8.88%	12/15/17	5,514	5,969	(a,g)
Total Capital Canada Ltd.
1.45%	01/15/18	3,212	3,137	(g)
Total Capital International S.A.
1.55%	06/28/17	8,214	8,141	(g)

TransAlta Corp.
4.50%	11/15/22	2,942	2,806	(g)
Transnet SOC Ltd.
4.50%	02/10/16	3,741	3,835	(a)
Transocean Inc.
3.80%	10/15/22	1,346	1,282	(g)
6.50%	11/15/20	841	947	(g)
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	1,010	894	(a)
Turlock Corp.
1.50%	11/02/17	4,423	4,293	(a,g)
2.75%	11/02/22	5,349	5,004	(a,g)
U.S. Bancorp
3.44%	02/01/16	5,157	5,406	(g)
Unit Corp.
6.63%	05/15/21	3,219	3,283	(g)
United Parcel Service Inc.
2.45%	10/01/22	2,930	2,762	(g)
United Rentals North America Inc.
5.75%	07/15/18	3,212	3,373	(g)
UnitedHealth Group Inc.
2.88%	03/15/23	5,900	5,544	(g)
Vail Resorts Inc.
6.50%	05/01/19	4,174	4,372	(g)
Vale Overseas Ltd.
4.38%	01/11/22	2,607	2,476
6.25%	01/11/16	1,873	2,066	(g)
Valeant Pharmaceuticals International
6.38%	10/15/20	1,929	1,907	(a)
Ventas Realty LP (REIT)
2.70%	04/01/20	3,372	3,188	(g)
Verizon Communications Inc.
2.45%	11/01/22	1,007	913	(g)
3.85%	11/01/42	1,007	836	(g)
Viacom Inc.
2.50%	12/15/16	3,921	4,045	(g)
Viasystems Inc.
7.88%	05/01/19	3,218	3,395	(a,g)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	4,630	4,317	(g)
Weatherford International Ltd.
4.50%	04/15/22	3,899	3,855	(g)
5.95%	04/15/42	2,284	2,159	(g)
6.75%	09/15/40	844	873	(g)
Wells Fargo & Co.
3.45%	02/13/23	5,734	5,476	(g)
Windstream Corp.
6.38%	08/01/23	3,218	3,009	(g)
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,440	(a,g)
WPX Energy Inc.
5.25%	01/15/17	3,212	3,292	(g)
Wynn Las Vegas LLC
4.25%	05/30/23	1,917	1,773	(a)
5.38%	03/15/22	1,718	1,735	(g)
Xstrata Finance Canada Ltd.
2.70%	10/25/17	3,967	3,847	(a,g)
5.80%	11/15/16	2,518	2,747	(a,g)

Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	2,248	2,254	(a)
Zoetis Inc.
1.15%	02/01/16	1,688	1,682	(a)
1.88%	02/01/18	1,689	1,653	(a)
3.25%	02/01/23	2,867	2,724	(a)
			1,212,247
Non-Agency Collateralized Mortgage Obligations—6.1%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	260	285
5.68%	07/10/46	1,450	1,606
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	6,410	6,702	(h)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	350	395	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	2,270	2,601	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	3,040	3,277	(g,h)
5.40%	11/10/42	3,110	3,270	(h)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	3,013	3,174	(h)
5.56%	03/11/39	378	381	(g,h)
5.77%	04/12/38	2,750	2,979	(h)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	1,690	1,808	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	3,910	4,356	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	3,450	3,819	(h)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	1,520	1,415
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600	1,693	(h)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	4,280	4,637
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	1,730	1,832
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	9,800	10,376
Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	1,115	16	(h)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	135	—	**(h)
GS Mortgage Securities Corp. II
2.56%	11/10/45	7,807	1,101	(h)
2.79%	11/08/29	1,730	1,727	(a,h)
3.00%	08/10/44	3,010	3,135	(g)
3.55%	04/10/34	1,720	1,694	(a)
5.47%	08/10/44	1,470	1,573	(a,h)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	5,980	6,488	(g)
Impac CMB Trust Series 2004-5
1.69%	10/25/34	2,136	2,070	(c,g,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
2.10%	12/15/47	10,296	1,155	(h)
4.27%	06/15/45	2,240	2,260
5.04%	03/15/46	1,720	1,804	(g,h)

5.34%	08/12/37	3,654	3,862	(g,h)
5.44%	05/15/45 - 06/12/47	7,120	7,855	(g)
5.53%	01/15/46	1,735	1,564	(c)
5.79%	02/12/51	4,230	4,814	(g,h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	6,400	7,162	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010	995
4.09%	07/15/45	1,685	1,330
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	3,370	3,725	(h)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	2,230	2,371
5.16%	02/15/31	2,970	3,208
6.06%	06/15/38	1,460	1,620	(h)
22.77%	12/15/39	23,208	197	(a,c,h)
MASTR Alternative Loans Trust
5.00%	08/25/18	532	44	(f,k)
Merrill Lynch
5.49%	07/12/46	1,450	1,355	(h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580	4,898	(h)
Morgan Stanley Bank of America Merrill Lynch Trust
4.22%	07/15/46	3,370	3,376
4.31%	12/15/48	2,080	1,694	(a,h)
4.72%	07/15/46	1,685	1,623	(c)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	4,900	5,049	(h)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	2,300	2,070	(g,h)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	3,500	3,782	(g,h)
5.27%	10/12/52	2,590	2,749	(h)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	1,190	1,325	(g,h)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	3,450	3,879	(h)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	1,525	1,729	(g,h)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510	1,591	(a,h)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	2,600	2,799	(g,h)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	5,885	6,370	(h)
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	4,020	4,388	(g)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	730	706	(h)
Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	1,344	21
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	1,690	1,667	(a,h)
			167,447
Sovereign Bonds—2.4%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	500	516	(a)
6.37%	06/16/18	2,252	2,443	(g)

Gabonese Republic
8.20%	12/12/17	2,357	2,652
Government of Chile
3.63%	10/30/42	1,176	970
Government of Colombia
2.63%	03/15/23	2,597	2,318
4.38%	07/12/21	700	729
Government of Croatia
6.38%	03/24/21	2,500	2,616	(a,g)
6.75%	11/05/19	1,800	1,921	(a)
Government of Dominican Republic
7.50%	05/06/21	1,000	1,078	(a,g)
Government of El Salvador
7.65%	06/15/35	2,473	2,417	(a,g)
Government of Guatemala
4.88%	02/13/28	700	634	(a)
Government of Hungary
4.13%	02/19/18	1,284	1,249
4.75%	02/03/15	395	400
6.25%	01/29/20	2,380	2,487
7.63%	03/29/41	130	136	(g)
Government of Indonesia
3.38%	04/15/23	2,107	1,891	(a)
4.88%	05/05/21	800	820	(a)
11.63%	03/04/19	247	336	(a)
Government of Lithuania
6.13%	03/09/21	50	56	(a)
6.75%	01/15/15	1,100	1,172	(a)
Government of Mexico
4.75%	03/08/44	3,080	2,741	(g)
5.75%	10/12/49	524	478
6.05%	01/11/40	600	654	(g)
Government of Namibia
5.50%	11/03/21	600	606	(a)
Government of Panama
4.30%	04/29/53	1,010	811	(g)
6.70%	01/26/36	404	470	(g)
Government of Peru
6.55%	03/14/37	1,624	1,916	(g)
7.35%	07/21/25	500	640	(g)
Government of Philippines
4.00%	01/15/21	1,200	1,269	(g)
6.38%	01/15/32	1,800	2,124	(g)
Government of Poland
3.00%	03/17/23	493	445	(g)
5.00%	03/23/22	2,588	2,782	(g)
6.38%	07/15/19	268	313
Government of Romania
4.38%	08/22/23	964	916	(a)
6.75%	02/07/22	1,106	1,233	(a)
Government of Serbia Republic
7.25%	09/28/21	800	824	(a)
Government of Slovenia
4.75%	05/10/18	1,000	950	(a)
Government of South Africa
6.25%	03/08/41	500	535	(g)

Government of Sri Lanka
6.25%	10/04/20	1,100	1,089	(a)
7.40%	01/22/15	700	739	(a,g)
Government of Turkey
3.25%	03/23/23	6,064	5,291	(g)
6.88%	03/17/36	3,362	3,749	(g)
Government of Uruguay
6.88%	09/28/25	473	567
Republic of Belarus
8.75%	08/03/15	900	902
Republic of Latvia
2.75%	01/12/20	1,200	1,110
5.25%	02/22/17	400	433	(a)
Republic of Paraguay
4.63%	01/25/23	1,000	965	(a)
Republic of Serbia
5.25%	11/21/17	2,600	2,535	(a,g)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	1,200	1,234	(a,g)
7.50%	03/31/30	397	465
			65,627
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105	2,241	(g)
Denver City & County School District No 1
4.24%	12/15/37	2,945	2,542	(g)
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369	2,556	(g)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	977	(g)
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095	3,656	(g)
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	1,725	(g)
State of California
5.70%	11/01/21	2,075	2,371	(g)
			16,068
FNMA—0.0%*
Lehman TBA
5.50%	TBA	1,893	—	**(b,j,l)
Total Bonds and Notes (Cost $2,737,295)			2,688,615

Short-Term Investments—10.2%
Time Deposit—1.5%
State Street Corp.
0.01%	07/01/13	39,752	39,752	(d)
Federal Agencies—8.8%
Federal Home Loan Bank Discount Notes
0.01%	07/12/13	40,000	39,999	(c)
0.04%	08/16/13	48,800	48,793	(c)
0.05%	09/06/13	50,000	49,996	(c)
Federal Home Loan Mortgage Corp. Discount Notes
0.12%	09/16/13	100,000	99,991	(c)
			238,779
Total Short-Term Investments (Cost $278,509)			278,531
Total Investments (Cost $3,015,826)			2,967,146
Liabilities in Excess of Other Assets, net—(8.8)%			(240,554)

NET ASSETS—100.0%			$2,726,592

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Note Futures	September 2013	692	$152,240	$(205)
5 Yr. U.S. Treasury Note Futures	September 2013	1,479	179,028	(2,358)

				$(2,563)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	889	$(130,961)	$4,524
10 Yr. U.S. Treasury Note Futures	September 2013	2,072	(262,238)	3,733
30 Yr U.S. Treasury Bond Futures	September 2013	1087	(147,662)	2,923

				$11,180

				$8,617

Notes to Schedules of Investments (Dollars in thousands) June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $405,675, or 14.88% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	At June 30, 2013, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(i)	Step coupon bond. Security becomes interest bearing at a future date.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Security is fair valued by the valuation committee, in accordance with the procedure approved by the Board of Trustees.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of June 30, 2013.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$361,142	$—	$361,142
	Agency Mortgage Backed	—	823,796	—	823,796
	Agency CMOs	—	31,953	—	31,953
	Asset Backed	—	10,335	—	10,335
	Corporate Notes	—	1,212,247	—	1,212,247
	Non-Agency CMOs	—	167,447	—	167,447
	Sovereign Bonds	—	65,627	—	65,627
	Municipal Notes and Bonds	—	16,068	—	16,068
	Short-Term Investments	—	278,531	—	278,531

	Total Investments in Securities	$—	$2,967,146	$—	$2,967,146

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$11,180	$—	$—	$11,180
	Futures Contracts—Unrealized Depreciation	(2,563)	—	—	(2,563)

	Total Other Financial Instruments	$8,617	$—	$—	$8,617

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments is as follows (Dollars in thousands):

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
GE S&S Income Fund	$3,020,977	$30,542	$(84,373)	$(53,831)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: August 27, 2013